Segment Information (Tables)	6 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
Schedule of Evaluate Performance Based on Operating Segment’s Revenue

The CODMs review financial information of operating segments based on internal management report when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODMs, the Group has two reportable segments, including EXTEND from Japan, and other subsidiaries from Hong Kong and PRC. The Group’s CODMs evaluate performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:

	For the six months ended March 31, 2025
	EXTEND	Other subsidiaries	Consolidated
Revenues from external Customers	$431,599	$3,070,348	$3,501,947
Segment losses before tax	$(111,181)	$(2,976,178)	$(3,087,359)

	For the six months ended March 31, 2024
	EXTEND	Other subsidiaries	Consolidated
Revenues from external Customers	$3,496,662	$1,301,701	$4,798,363
Segment losses before tax	$(501,337)	$(1,119,590)	$(1,620,927)

Schedule of Total Assets and Property and Equipment, Net from Continuing Operations by Segments

The total assets from continuing operations by segments as of March 31, 2025 and September 30, 2024 were as follows:

	As of March 31, 2025	As of September 30, 2024
Segment assets
EXTEND	$893,397	$1,381,124
Other subsidiaries	18,691,140	11,310,403
Total segment assets	$19,584,537	$12,691,527

The property and equipment, net from continuing operations by segments as of March 31, 2025 and September 30, 2024 were as follows:

	As of March 31, 2025	As of September 30, 2024
Property and equipment, net
EXTEND	$—	$577
Other subsidiaries	50,594	85,230
Total property and equipment, net	$50,594	$85,807

The right-of-use assets, net from continuing operations by segments as of March 31, 2025 and September 30, 2024 were as follows:

	As of March 31, 2025	As of September 30, 2024
Right-of-use assets, net
EXTEND	$57,315	$91,458
Other subsidiaries	458,852	562,272
Total right-of-use assets, net	$516,167	$653,730